Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Loss ($ in thousand s) (5)	Adjusted EBITDA ($ in thousands) (6)
					Total Stockholder Return ($) (4)	Peer Group Total Stockholder Return ($) (4)
2025	21,187,093	35,061,055(7)	4,913,603	11,856,494(7)	144.37	96.91	(70,029)	199,100

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for the applicable fiscal year is Thomas P. Gallagher.
The names of each of the non-PEO NEOs reflected in these columns for the applicable fiscal year are Lance
Emmons, Douglas M. Schafer Jr., Shelly Brown and Barbara J. Comly.

Peer Group Issuers, Footnote	The Company’s total stockholder return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point (i.e., August 14, 2025, the date we became a publicly traded company) on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is a customized peer group of four companies, which is the same peer group disclosed in our Annual Report on
Form 10-K for fiscal year 2025 and is comprised of the following: Cboe, CME Group Inc, ICE and Nasdaq.

PEO Total Compensation Amount	$ 21,187,093
PEO Actually Paid Compensation Amount	$ 35,061,055
Adjustment To PEO Compensation, Footnote	For fiscal year 2025, the ‘compensation actually paid’ to our NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Fiscal Year 2025 Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal year 2025
	PEO ($)	Average Non- PEO NEOs ($)
Total Compensation Reported in Summary Compensation Table (A) ............	21,187,093	4,913,603
Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table .............................................................................	(7,597,134)	(1,077,410)
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested ..............................................................................	16,258,960	2,846,695
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End) ...........................	3,198,818	4,460,741
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year .........................................................................................	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (from Prior Year-End to Vesting Date) .........................	2,013,318	712,865
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year .......................................................................	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in the Covered Fiscal Year Prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that year) ..................................................................................	—	—
Total Adjustments ...............................................................................................	13,873,962	6,942,891

Compensation Actually Paid for the Covered Fiscal Year .............................	35,061,055	11,856,494
(A)The Company does not sponsor any defined benefit or actuarial pension plan. Therefore, no adjustment was made relating thereto.
Non-PEO NEO Average Total Compensation Amount	$ 4,913,603
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,856,494
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2025, the ‘compensation actually paid’ to our NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Fiscal Year 2025 Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal year 2025
	PEO ($)	Average Non- PEO NEOs ($)
Total Compensation Reported in Summary Compensation Table (A) ............	21,187,093	4,913,603
Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table .............................................................................	(7,597,134)	(1,077,410)
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested ..............................................................................	16,258,960	2,846,695
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End) ...........................	3,198,818	4,460,741
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year .........................................................................................	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (from Prior Year-End to Vesting Date) .........................	2,013,318	712,865
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year .......................................................................	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in the Covered Fiscal Year Prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that year) ..................................................................................	—	—
Total Adjustments ...............................................................................................	13,873,962	6,942,891

Compensation Actually Paid for the Covered Fiscal Year .............................	35,061,055	11,856,494
(A)The Company does not sponsor any defined benefit or actuarial pension plan. Therefore, no adjustment was made relating thereto.
Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s other
NEOs and the Company’s TSR and the Company's Peer Group TSR during 2025 assuming $100 initial investment on August 14, 2025.

Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between the PEO and other NEOs average compensation actually paid amounts and the Company’s Net Income (Loss) and Adjusted EBITDA during 2025.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The chart below illustrates the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s other
NEOs and the Company’s TSR and the Company's Peer Group TSR during 2025 assuming $100 initial investment on August 14, 2025.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Adjusted Earnings
Revenues Less Cost of Revenues

Total Shareholder Return Amount	$ 144.37
Peer Group Total Shareholder Return Amount	96.91
Net Income (Loss)	$ (70,029,000)
Company Selected Measure Amount	199,100,000
PEO Name	Thomas P. Gallagher
Additional 402(v) Disclosure	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.  The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
Represents the amount of net loss reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2025. Adjusted EBITDA, a non-GAAP financial measure, is defined as net income before interest, income taxes, depreciation, amortization, and certain items of income and expense that are not considered representative of the Company’s core operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Revenues Less Cost of Revenues
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,873,962
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,597,134)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,258,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,198,818
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,013,318
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,942,891
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,077,410)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,846,695
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,460,741
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,865
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0